Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities, Noncurrent [Abstract]
Summary of Other Long-Term Liabilities
Other long-term liabilities are detailed below:

	December 31, 2024	December 31, 2023
Non-current operating lease liabilities	160	188
Contingent consideration on business combinations	15	20
Other employee benefits	99	92
Liabilities related to public funding	172	196
Advances received on capital grants	385	152
Advances from customers	12	25
Derivative instruments	3	—
Others	58	62
Total	904	735